Flight Equipment Held for Operating Leases, net (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Movements in flight equipment held for operating leases
AerCap Transaction	$ 24,038,423
Additions	1,316,474
Depreciation	(907,484)
Impairment	(7,153)
Disposals	(689,847)
Transfers to Net investment in finance and sales-type leases/Inventory	(145,487)
Net book value at end of period	23,604,926
Accumulated depreciation	$ 886,360